Related parties	12 Months Ended
Dec. 31, 2022
Related Parties
Related parties

20	Related parties
(a)	Balances

	Trade accounts receivables		Related parties’ assets		Trade payables		Dividends payable		Related parties’ liabilities
Assets and liabilities	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Parent
Votorantim S.A.	-	-	2	2	765	1,102	-	-	-	-

Related parties
Andrade Gutierrez Engenharia S.A.	-	-	-	-	3,353	1,890	-	-	-	-
Auren Comercializadora de Energia Ltda.	1	302	-	-	976	945	-	-	-	-
Campos Novos Energia S.A.	-	-	-	-	9,652	-	-	-	-	-
Companhia Brasileira de Alumínio	187	158	-	-	263	264	-	-	-	-
Votorantim Cimentos S.A.	607	551	-	-	163	64	-	-	-	-
Votorantim International CSC S.A.C	-	-	-	-	1	306	-	-	487	152
Other	6	5	-	-	164	240	7,922	11,441	546	241
	801	1,016	2	2	15,337	4,811	7,922	11,441	1,033	393

Current	801	1,016	-	-	15,337	4,811	7,922	11,441	-	-
Non-current	-	-	2	2	-	-	-	-	1,033	393
	801	1,016	2	2	15,337	4,811	7,922	11,441	1,033	393

(b)	Transactions
	Sales			Purchases
Profit and loss	2022	2021	2020	2022	2021	2020
Parent
Votorantim S.A.	-	-	-	4,704	3,735	4,378

Related parties
Andrade Gutierrez Engenharia S.A. (ii)	-	-	-	38,907	41,498	26,280
Auren Comercializadora de Energia Ltda.	744	5,993	9,740	4,974	16,207	7,721
Campos Novos Energia S.A.	-	-	-	4,954	-	-
Companhia Brasileira de Alumínio	9,708	8,988	7,828	8,891	3,736	1,156
Votorantim Cimentos S.A.	-	-	-	3,078	661	524
Votorantim International CSC S.A.C	-	-	-	12,480	4,278	6,638
Other	-	113	11	1,157	1,120	582
	10,452	15,094	17,579	79,145	71,235	47,279
(i)	As part of the execution of the Aripuanã project, in June 2019 the Company entered into a mining development services agreement with Andrade Gutierrez Engenharia S.A., in which one of the Company director’s close family member may have significant influence at its holding level. Additionally, in June 2020, NEXA entered into one additional agreement with Consórcio Construtor Nova Aripuanã (a consortium of the Andrade Gutierrez group of companies) in connection with construction services for the Aripuanã project.

(c)	Key management compensation

Key management includes the members of the Company's global executive team and Board of Directors. Key management compensation, including all benefits, was as follows:

	2022	2021
Short-term benefits	7,371	6,602
Other long-term benefits	158	664
	7,529	7,266

Short-term benefits include fixed compensation, payroll charges and short-term benefits under the Company’s variable compensation program. Other long-term benefits relate to the variable compensation program.